As filed with the Securities and Exchange Commission on January 12 , 2021

1933 Act Registration Number – 333-232993

1940 Act Registration Number – 811-23461

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 1

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. 5

NEW AGE ALPHA TRUST

(Exact Name of Registrant as Specified in Charter)

555 Theodore Fremd Ave., Suite A-101,

Rye, New York 10580

(Address of Principal Office)

Registrant’s Telephone Number, including Area Code: (212) 922-2699

Cogency Global Inc.

850 New Burton Road

Suite 201

Dover, DE 19904

(Name and Address of Agent for Service)

With a copy to:

Caleb DuBois
Bernstein Shur, Sawyer & Nelson, P.A.

100 Middle Street

Portland, ME 04104-5029

and

Jesse D. Hallee

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On ___________ pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York, on January 12, 2021.

NEW AGE ALPHA TRUST

By:	/s/ Keith D. Kemp
Name:	Keith D. Kemp
Title:	President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Keith D. Kemp	President and Principal Executive	January 12, 2021
/s/ Keith D. Kemp	Officer

/s/ Brian Curley	Treasurer and Principal Financial Officer	January 12, 2021
Brian Curley

/s/ Armen Arus*	Trustee	January 12, 2021
Armen Arus

/s/ Richard C. Butt*	Trustee	January 12, 2021
Richard C. Butt

/s/ Timothy E. Driscoll*	Trustee	January 12, 2021
Timothy E. Driscoll

/s/ Jeremy O. May*	Trustee	January 12, 2021
Jeremy O. May

*By:	/s/ Jesse D. Hallee

Jesse D. Hallee

As Attorney-in-Fact

Pursuant to Power of Attorney incorporated by reference to Pre-Effective Amendment No. 3 (filed December 15, 2020) to Registrant’s Registration Statement on Form N-1A.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase